Segment Information	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Segment Information
32. SEGMENT INFORMATION
The Group has adopted IFRS 8 Operating Segments, that requires operating segments to be identified on the basis of internal reports regarding components of the Company that are regularly reviewed by the Executive Committee, the chief operating decision maker, in order to allocate resources and to assess their performance.
This analysis is based on monthly information consisting of historical figures (not adjusted for inflation) of the identified segments. The information reviewed by the main decision maker consists of the historical details for each month accumulated until the end of the reporting periods being analyzed, which is the reason why they differ from the inflation-adjusted figures as described in Note 2.2.

For management purposes, both financially and operatively, the Group has classified its businesses as follows:

i)
Cement, masonry cement and lime: this segment includes profit or loss from the cement, masonry cement and lime business in Argentina, from procurement of raw materials in quarries, the manufacturing process of clinker and quicklime and their subsequent grinding with certain aggregates for the production of cement, masonry cement and lime.

ii)
Concrete: this segment includes profits or loss from the production and sale of ready-mix
concrete. It also includes the delivery of the product at the worksite and, depending on the circumstances, the pumping of concrete up to the place of destination.

iii)	Aggregates: this segment includes the profits or loss from the aggregates business, from obtaining to crushing the stone.

iv)	Rail Services: this segment includes profits or loss from the provision of the rail transportation service.

v)	Others: this segment includes profits or loss from the industrial waste treatment and recycling business for use as fuel .
In the classification of activities by segments and in the information presented below, the “Cement - Paraguay” segment has been excluded as this operation has been discontinued as of August 21, 2020 due to the sale of the Group’s interest in that company (Note 42)
.

	2020	2019	2018
Revenues
Cement, masonry cement and lime	33,127,520	24,006,607	16,282,614
Concrete	1,799,175	3,953,907	3,657,339
Rail services	3,088,837	2,981,609	2,136,182
Aggregates	356,863	498,112	334,207
Others	173,917	157,252	117,898
Segment-to-segment deletions	(2,287,266)	(2,959,510)	(2,325,008)

Total	36,259,046	28,637,977	20,203,232
Reconciliation—effect from restatement in constant currency	5,364,209	19,115,113	31,034,922

Total	41,623,255	47,753,090	51,238,154

	2020	2019	2018
Cost of sales
Cement, masonry cement and lime	19,192,151	15,250,255	10,619,292
Concrete	2,291,800	3,761,272	3,421,581
Rail services	3,031,098	2,610,253	1,913,366
Aggregates	439,325	525,504	360,466
Others	114,556	102,866	67,057
Segment-to-segment deletions	(2,287,266)	(2,959,510)	(2,325,008)

Total	22,781,664	19,290,640	14,056,754
Reconciliation—effect from restatement in constant currency	6,244,714	15,415,519	24,336,661

Total	29,026,378	34,706,159	38,393,415

	2020	2019	2018
Selling, administrative and other expenses
Cement, masonry cement and lime	2,380,026	1,770,540	1,084,763
Concrete	30,491	119,696	117,878
Rail services	168,615	181,658	149,810
Aggregates	(1,247)	(7,733)	(4,173)
Others	70,910	58,852	39,610

Total	2,648,795	2,123,013	1,387,888
Reconciliation - effect from restatement in constant currency	658,661	1,620,982	2,271,866

Total	3,307,456	3,743,995	3,659,754

	2020	2019	2018
Depreciation and amortization
Cement, masonry cement and lime	801,603	721,976	415,892
Concrete	188,627	61,987	32,222
Rail services	250,098	183,342	137,274
Aggregates	22,533	18,879	24,139
Others	4,426	270	2,669

Total	1,267,287	986,454	612,196
Reconciliation - effect from restatement in constant currency	2,608,023	2,668,868	3,115,845

Total	3,875,310	3,655,322	3,728,041

	2020	2019	2018
Revenues less cost of sales, selling and administrative expenses, and other gains and losses
Cement, masonry cement and lime	11,555,343	6,985,812	4,578,559
Concrete	(523,116)	72,939	117,880
Rail services	(110,876)	189,698	73,006
Aggregates	(81,215)	(19,659)	(22,086)
Others	(11,549)	(4,466)	11,231

Total	10,828,587	7,224,324	4,758,590
Reconciliation - Effect from restatement in constant currency	(1,539,166)	2,078,612	4,426,395

Total	9,289,421	9,302,936	9,184,985
Reconciling items
Tax on debits and credits to bank accounts	(489,365)	(549,783)	(532,369)
Income (loss) from interest in companies	(403,791)	—	—
Asset impairment - Rail Services	(784,448)	—	—
Asset impairment - Aggregates	(162,506)	—	—
Financial results (loss), net	1,067,767	(2,068,017)	(3,007,069)
Income tax	(2,263,560)	(2,200,136)	(2,304,174)
Net profit for the year from discontinued operations	5,128,601	1,020,255	743,697

Net profit for the year	11,382,119	5,505,255	4,085,070
In relation to the segregation of profit or loss by geographic segment, the Group carries out 100% of its activities and operations in Argentina, considering the statements contained in Note 42 regarding the sale of its interest in Yguazú Cementos S.A.
No customer contributed 10% or more of the Group’s revenue for the ye
a
rs ended December 31, 2020, 2019 and 2018, respectively.